Note 6 - Partytenders, Inc. Subsidiary	12 Months Ended
Dec. 31, 2012
Notes
Note 6 - Partytenders, Inc. Subsidiary

NOTE 6 – Partytenders, Inc. Subsidiary

On October 1, 2011 we incorporated a wholly-owned subsidiary, Partytenders, Inc., in the State of Nevada.

Through the Partytenders subsidiary the Company intends to offer turnkey catering services to private parties and events.  The Company will provide these functions with food servers, bartenders, high-quality food selections and top-shelf spirits.

In late 2012 the Company determined not to pursue the Partytenders concept and dissolved the subsidiary on December 31, 2012.  No shares were ever issued by the Partytenders subsidiary.  Further, no operating activities ever were conducted within the subsidiary.